FAIR VALUE MEASUREMENTS (Details Narrative)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Feb. 09, 2022	Dec. 31, 2021 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability	$ 376,820	$ 589,420		$ 0
Measurement Input, Share Price [Member] | Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input		10.23	9.08
Measurement Input, Exercise Price [Member] | Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input		11.50	11.50
Measurement Input, Risk Free Interest Rate [Member] | Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input		3.94	1.80
Measurement Input, Price Volatility [Member] | Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input		0.00	9.43
Measurement Input, Expected Term [Member] | Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input		5.50	5.99
Measurement Input Probability [Member] | Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input		0.02	0.35
Measurement Input, Expected Dividend Rate [Member] | Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input		0.00	0.00